Investments in and Advances to Unconsolidated Affiliates (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Investments in and Advances to Unconsolidated Affiliates

Investments in and advances to unconsolidated affiliates consisted of the following:

	December 31,
	2015	2014
	(In thousands)
CityCenter Holdings, LLC – CityCenter (50%)	$1,136,452	$1,221,306
Elgin Riverboat Resort–Riverboat Casino – Grand Victoria (50%)	122,500	141,162
Marina District Development Company – Borgata (50%)	134,454	109,252
Other	98,091	87,314
	$1,491,497	$1,559,034

Schedule of Net income (Loss) from Unconsolidated Affiliates, Including Adjustments for Basis Differences

The Company recorded its share of the net income (loss) from unconsolidated affiliates, including adjustments for basis differences, as follows:

	Year Ended December 31,
	2015	2014	2013
	(In thousands)
Income from unconsolidated affiliates	$257,883	$63,836	$68,829
Preopening and start-up expenses	(3,475)	(917)	(507)
Non-operating items from unconsolidated affiliates	(76,462)	(87,794)	(208,682)
	$177,946	$(24,875)	$(140,360)

Tabular Disclosure of Differences between Share of Venture-Level Equity and Investment Balances

Differences between the Company’s share of venture-level equity and investment balances are as follows:

	December 31,
	2015	2014
	(In thousands)
Venture-level equity attributable to the Company	$3,486,117	$3,532,746
Adjustment to CityCenter equity upon contribution of net assets by MGM Resorts International (1)	(573,163)	(578,554)
CityCenter capitalized interest (2)	241,374	251,450
CityCenter completion guarantee (3)	372,785	466,660
CityCenter deferred gain (4)	(236,327)	(238,749)
CityCenter capitalized interest on sponsor notes (5)	(47,158)	(49,892)
Other-than-temporary impairments of CityCenter investment (6)	(1,800,191)	(1,857,673)
Other-than-temporary impairments of Borgata investment (7)	(126,446)	(130,333)
Acquisition fair value adjustments net of other-than-temporary impairments of Grand Victoria investment (8)	99,619	116,669
Other adjustments	74,887	46,710
	$1,491,497	$1,559,034

(1)	Primarily relates to land and fixed assets.
(2)	Relates to interest capitalized on the Company’s investment balance during development and construction stages.
(3)	Created by contributions to CityCenter under the completion guarantee recognized as equity contributions by CityCenter split between the members.
(4)	Relates to a deferred gain on assets contributed to CityCenter upon formation of CityCenter.
(5)	Relates to interest on the sponsor notes capitalized by CityCenter during development. Such sponsor notes were converted to equity in 2013.
(6)	The impairment of the Company’s CityCenter investment includes $426 million of impairments allocated to land.
(7)	The impairment of the Company’s Borgata investment includes $90 million of impairments allocated to land.
(8)	Relates to indefinite-lived gaming license rights for Grand Victoria and other-than-temporary impairments of the Company’s investment in Grand Victoria.

Unconsolidated Affiliates [Member]
Summarized Balance Sheet Information

Summarized balance sheet information of the unconsolidated affiliates is as follows:

	December 31,
	2015	2014
	(In thousands)
Current assets	$592,883	$772,412
Property and other assets, net	9,128,866	9,381,601
Current liabilities	482,633	683,452
Long-term debt and other long-term obligations	2,268,157	2,396,376
Equity	6,970,959	7,074,185

Summarized Income Statement Information

Summarized results of operations of the unconsolidated affiliates are as follows:

	Year Ended December 31,
	2015	2014	2013
	(In thousands)
Net revenues	$2,362,258	$2,299,698	$2,280,309
Operating expenses	(1,941,812)	(2,278,039)	(2,247,743)
Operating income	420,446	21,659	32,566
Interest expense	(142,396)	(164,055)	(328,740)
Non-operating expenses	(15,101)	(13,337)	(146,898)
Net income (loss)	$262,949	$(155,733)	$(443,072)